Share-based compensation - Schedule of restricted shares with performance condition (Details) - Performance Shares - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of non-vested restricted shares (in shares)
Outstanding, beginning of year (in shares)	1,890,529	2,001,048	1,855,379
Granted (in shares)	749,322	862,176	556,403
Forfeited (in shares)	(372,476)	(823,977)	(294,977)
Vested (in shares)	(504,440)	(148,718)	(115,757)
Outstanding, end of year (in shares)	1,762,935	1,890,529	2,001,048
Number of non-vested restricted shares probable of vesting
Outstanding, beginning of year (in shares)	1,314,036	1,185,220	887,203
Granted (in shares)	499,542	574,784	370,931
Forfeited (in shares)	39,214	(290,552)	(4,102)
Vested ( in shares)	(504,440)	(148,718)	(115,757)
Change in estimated restricted shares considered probable of vesting (in shares)	132,656	(6,698)	46,945
Outstanding, end of year (in shares)	1,402,580	1,314,036	1,185,220
Weighted average grant data fair value (in dollars per share)
Outstanding, beginning of year (in dollars per share)	$ 12.43	$ 12.80	$ 12.60
Granted (in dollars per share)	9.46	10.95	14.01
Forfeited (in dollars per share)	12.12	11.70	13.98
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	12.16	11.40	14.00
Change in estimated restricted shares considerable probable of vesting (in dollars per share)	11.28	12.92	13.35
Outstanding, end of year (in dollars per share)	$ 10.98	$ 12.43	$ 12.80